Long-term investments	6 Months Ended
Jun. 30, 2025
Long-term investments.
Long-term investments

6Long-term investments

Equity investments without readily determinable fair value

As of December 31, 2024, the carrying amount of the Company’s equity investments was RMB113,506, net of RMB27,706 in accumulated impairment.

As of June 30, 2025, the carrying amount of the Company’s equity investments was RMB113,339 (US$15,822), net of RMB27,617 (US$3,855) in accumulated impairment.

For the six months ended June 30, 2024 and 2025, there were no impairment charges recognized on equity investments without readily determinable fair value.